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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.7%
INTERNATIONAL 16.1%
Columbia Emerging Markets Fund, Class I Shares (a)	5,800,906	$62,707,792
Columbia European Equity Fund, Class I Shares (a)	15,511,077	112,455,310
Columbia Overseas Value Fund, Class I Shares (a)	13,855,647	124,285,152
Columbia Pacific/Asia Fund, Class I Shares (a)	8,039,577	82,405,661
Total		381,853,915
U.S. LARGE CAP 38.5%
Columbia Contrarian Core Fund, Class I Shares (a)	8,950,499	198,522,076
Columbia Large Cap Growth Fund, Class I Shares (a)	2,015,773	74,482,804
Columbia Large Core Quantitative Fund, Class I Shares (a)	14,342,914	142,425,136
Columbia Large Growth Quantitative Fund, Class I Shares (a)	10,726,663	99,650,701
Columbia Large Value Quantitative Fund, Class I Shares (a)	19,528,514	188,840,733
Columbia Select Large Cap Equity Fund, Class I Shares (a)	3,753,112	47,852,180
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,635,079	89,410,670
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,179,172	75,250,993
Total		916,435,293
U.S. SMALL CAP 2.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	2,145,516	15,833,910
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	381,500	8,812,660
Columbia Small Cap Core Fund, Class I Shares (a)	652,293	12,256,578
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	430,450	11,992,328
Total		48,895,476
Total Equity Funds (Cost: $1,116,211,254)		$1,347,184,684

Fixed-Income Funds 26.9%
EMERGING MARKETS 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,729,438	30,133,000
HIGH YIELD 8.6%
Columbia High Yield Bond Fund, Class I Shares (a)	22,630,512	67,891,537

	Shares	Value

Fixed-Income Funds (continued)
HIGH YIELD (CONTINUED)
Columbia Income Opportunities Fund, Class I Shares (a)	13,528,730	$137,181,325
Total		205,072,862
INFLATION PROTECTED SECURITIES 0.3%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	944,362	8,631,465
INVESTMENT GRADE 16.7%
Columbia Corporate Income Fund, Class I Shares (a)	18,256,483	185,850,994
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,119,577	21,301,747
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	30,482,176	169,480,897
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,767,855	19,941,412
Total		396,575,050
Total Fixed-Income Funds (Cost: $632,323,090)		$640,412,377

Alternative Investment Funds 4.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	1,190,387	14,201,320
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,450,351
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	4,029,815	40,620,536
Columbia Multi-Asset Income Fund, Class I Shares (a)	3,600,533	36,185,355
Total Alternative Investment Funds (Cost: $92,825,100)		$95,457,562

Issuer	Shares	Value

Common Stocks 1.0%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Cooper Tire & Rubber Co.	5,300	225,197
Dana Holding Corp.	9,700	209,229
Gentherm, Inc. (b)	1,300	68,549
Total		502,975
Diversified Consumer Services —%
Capella Education Co.	2,400	129,672
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,500	198,720

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
DineEquity, Inc.	2,000	$192,860
Jack in the Box, Inc.	2,700	234,279
Marriott Vacations Worldwide Corp.	2,700	221,967
Total		847,826
Household Durables —%
Helen of Troy Ltd. (b)	2,100	183,981
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	13,800	145,866
Lands’ End, Inc. (b)	5,800	170,404
Overstock.com, Inc. (b)	7,500	161,025
Total		477,295
Leisure Products —%
Brunswick Corp.	1,300	65,052
Media —%
Eros International PLC (b)	10,100	178,669
Specialty Retail —%
Buckle, Inc. (The)	2,100	94,080
Build-A-Bear Workshop, Inc. (b)	5,100	93,993
Cato Corp. (The), Class A	4,800	188,832
Hibbett Sports, Inc. (b)	1,900	88,920
Outerwall, Inc.	2,800	186,004
Total		651,829
Textiles, Apparel & Luxury Goods —%
Skechers U.S.A., Inc., Class A (b)	600	53,952
Vera Bradley, Inc. (b)	6,500	92,560
Total		146,512
TOTAL CONSUMER DISCRETIONARY		3,183,811
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	1,900	79,534
SUPERVALU, Inc. (b)	4,000	35,160
Total		114,694
Food Products —%
Cal-Maine Foods, Inc.	5,100	228,021
China Milk Products Group Ltd. (b)(c)(d)(e)	322,000	—
Sanderson Farms, Inc.	2,400	180,288

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Seaboard Corp. (b)	23	$82,800
Total		491,109
Personal Products —%
Usana Health Sciences, Inc. (b)	1,800	204,732
TOTAL CONSUMER STAPLES		810,535
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc. (b)	10,900	111,834
Pioneer Energy Services Corp. (b)	6,400	47,680
Total		159,514
Oil, Gas & Consumable Fuels —%
Hallador Energy Co.	2,300	26,427
Jones Energy, Inc., Class A (b)	4,000	41,040
Pacific Ethanol, Inc. (b)	16,700	199,732
REX American Resources Corp. (b)	2,700	170,694
Westmoreland Coal Co. (b)	6,500	184,730
Total		622,623
TOTAL ENERGY		782,137
FINANCIALS 0.2%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,800	184,266
Customers Bancorp, Inc. (b)	8,800	221,848
First BanCorp (b)	28,200	169,482
First NBC Bank Holding Co. (b)	5,400	189,972
Great Southern Bancorp, Inc.	2,300	90,666
International Bancshares Corp.	3,400	88,332
OFG Bancorp	10,000	140,900
Total		1,085,466
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,700	80,216
BGC Partners, Inc., Class A	19,500	195,682
Piper Jaffray Companies (b)	900	45,405
Total		321,303
Consumer Finance —%
Credit Acceptance Corp. (b)	900	212,580
Nelnet, Inc., Class A	4,200	188,034
Springleaf Holdings, Inc. (b)	700	35,000
Total		435,614

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance —%
Amtrust Financial Services, Inc.	3,700	$220,039
Enstar Group Ltd. (b)	1,400	198,856
Fidelity & Guaranty Life	2,300	51,474
Heritage Insurance Holdings, Inc. (b)	3,900	78,195
Maiden Holdings Ltd.	13,800	200,514
Total		749,078
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	9,100	174,902
Apollo Residential Mortgage, Inc.	3,200	50,752
Chesapeake Lodging Trust	6,000	190,500
Coresite Realty Corp.	3,200	153,856
CyrusOne, Inc.	6,900	224,112
CYS Investments, Inc.	10,900	97,228
DuPont Fabros Technology, Inc.	6,000	186,900
Geo Group, Inc. (The)	4,900	191,100
LaSalle Hotel Properties	5,600	205,464
Pebblebrook Hotel Trust	4,900	210,406
RLJ Lodging Trust	5,100	151,317
Strategic Hotels & Resorts, Inc. (b)	17,400	203,580
Summit Hotel Properties, Inc.	13,600	179,112
Total		2,219,229
Thrifts & Mortgage Finance —%
Federal Agricultural Mortgage Corp., Class C	5,800	182,352
Ladder Capital Corp., Class A	7,900	138,566
Radian Group, Inc.	13,100	233,966
United Community Financial Corp.	29,300	157,927
Total		712,811
TOTAL FINANCIALS		5,523,501
HEALTH CARE 0.2%
Biotechnology 0.1%
Achillion Pharmaceuticals, Inc. (b)	6,400	56,000
Arrowhead Research Corp. (b)	10,400	71,760
Bluebird Bio, Inc. (b)	1,100	146,509
Celldex Therapeutics, Inc. (b)	3,600	86,400
Clovis Oncology, Inc. (b)	1,500	120,540
Curis, Inc. (b)	14,000	35,980
Dyax Corp. (b)	3,200	76,512
Dynavax Technologies Corp. (b)	1,600	32,184
Isis Pharmaceuticals, Inc. (b)	1,800	102,096
Keryx Biopharmaceuticals, Inc. (b)	3,300	35,178
Merrimack Pharmaceuticals, Inc. (b)	3,700	41,070
NewLink Genetics Corp. (b)	400	17,840
Novavax, Inc. (b)	17,500	135,275

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
PTC Therapeutics, Inc. (b)	700	$41,125
Puma Biotechnology, Inc. (b)	300	54,174
Receptos, Inc. (b)	750	110,505
Regulus Therapeutics, Inc. (b)	4,900	61,495
Spark Therapeutics, Inc. (b)	500	28,635
TESARO, Inc. (b)	2,300	125,281
Total		1,378,559
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,400	118,300
ExacTech, Inc. (b)	7,700	168,245
Greatbatch, Inc. (b)	3,700	199,504
Merit Medical Systems, Inc. (b)	2,600	50,466
Orthofix International NV (b)	4,200	135,702
Total		672,217
Health Care Providers & Services —%
Five Star Quality Care, Inc. (b)	8,200	34,850
Magellan Health, Inc. (b)	2,800	177,240
Molina Healthcare, Inc. (b)	3,600	213,228
Triple-S Management Corp., Class B (b)	8,100	151,632
Total		576,950
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	14,800	179,524
INC Research Holdings, Inc. Class A (b)	5,500	184,470
PAREXEL International Corp. (b)	3,500	222,513
Total		586,507
Pharmaceuticals —%
Lannett Co., Inc. (b)	2,900	166,750
Pernix Therapeutics Holdings, Inc. (b)	9,300	59,334
Total		226,084
TOTAL HEALTH CARE		3,440,317
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Cubic Corp.	3,800	188,404
Curtiss-Wright Corp.	3,000	219,180
Engility Holdings, Inc.	4,400	122,628
Moog, Inc., Class A (b)	2,900	202,652
Teledyne Technologies, Inc. (b)	1,000	104,970
Total		837,834

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	12,200	$113,704
Commercial Services & Supplies —%
Deluxe Corp.	3,500	226,625
Ennis, Inc.	2,100	32,298
Quad/Graphics, Inc.	8,300	178,782
Total		437,705
Construction & Engineering —%
Argan, Inc.	4,900	158,319
EMCOR Group, Inc.	4,400	196,372
Total		354,691
Electrical Equipment —%
EnerSys	800	54,320
Machinery —%
Blount International, Inc. (b)	1,500	19,890
Douglas Dynamics, Inc.	3,300	71,775
Kadant, Inc.	3,600	183,456
LB Foster Co., Class A	4,100	175,193
Meritor, Inc. (b)	5,400	70,848
Wabash National Corp. (b)	3,400	47,668
Total		568,830
Marine —%
Matson, Inc.	5,400	218,700
Professional Services —%
CRA International, Inc. (b)	1,400	40,880
RPX Corp. (b)	11,300	175,828
VSE Corp.	600	42,684
Total		259,392
Road & Rail —%
ArcBest Corp.	5,000	178,500
TOTAL INDUSTRIALS		3,023,676
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
Black Box Corp.	900	17,910
Polycom, Inc. (b)	14,100	184,005
Total		201,915
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	6,600	155,298

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Checkpoint Systems, Inc.	16,500	$170,940
Insight Enterprises, Inc. (b)	6,800	194,616
Littelfuse, Inc.	1,000	97,990
Methode Electronics, Inc.	4,300	182,578
Sanmina Corp. (b)	8,600	174,838
Total		976,260
Internet Software & Services —%
Cimpress NV (b)	300	25,182
LogMeIn, Inc. (b)	3,800	243,884
Total		269,066
IT Services —%
Blackhawk Network Holdings, Inc. (b)	600	22,062
MAXIMUS, Inc.	4,000	256,040
NeuStar, Inc., Class A (b)	4,700	141,000
Science Applications International Corp.	3,800	190,380
Syntel, Inc. (b)	4,100	184,582
Total		794,064
Semiconductors & Semiconductor Equipment —%
Alpha & Omega Semiconductor Ltd. (b)	9,900	81,081
Amkor Technology, Inc. (b)	22,700	159,581
Cohu, Inc.	8,900	93,183
Diodes, Inc. (b)	6,700	179,024
IXYS Corp.	14,900	168,519
Microsemi Corp. (b)	3,500	116,760
Total		798,148
Software 0.1%
Aspen Technology, Inc. (b)	5,800	257,462
AVG Technologies NV (b)	9,500	227,240
Fair Isaac Corp.	1,000	88,460
Netscout Systems, Inc. (b)	1,900	78,090
Pegasystems, Inc.	7,600	163,704
Progress Software Corp. (b)	6,900	182,160
SS&C Technologies Holdings, Inc.	2,700	162,459
Total		1,159,575
TOTAL INFORMATION TECHNOLOGY		4,199,028
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	5,100	153,663
PolyOne Corp.	5,400	210,870
Total		364,533

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials —%
United States Lime & Minerals, Inc.	1,500	$99,000
Containers & Packaging —%
Graphic Packaging Holding Co.	2,700	38,070
Metals & Mining —%
Century Aluminum Co. (b)	5,400	69,606
Materion Corp.	5,000	199,950
Total		269,556
Paper & Forest Products —%
Clearwater Paper Corp. (b)	3,000	191,910
TOTAL MATERIALS		963,069
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	1,900	65,474
TOTAL TELECOMMUNICATION SERVICES		65,474
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	1,600	96,528
Portland General Electric Co.	5,600	196,896
Total		293,424

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,600	$76,448
New Jersey Resources Corp.	7,000	213,570
Southwest Gas Corp.	3,400	187,000
Total		477,018
Water Utilities —%
SJW Corp.	1,500	43,875
TOTAL UTILITIES		814,317
Total Common Stocks (Cost: $23,736,855)		$22,805,865

	Shares	Value

Money Market Funds 11.1%
Columbia Short-Term Cash Fund, 0.111% (a)(f)	265,022,871	$265,022,871
Total Money Market Funds (Cost: $265,022,871)		$265,022,871
Total Investments
(Cost: $2,130,119,170) (g)		$2,370,883,359(h)
Other Assets & Liabilities, Net		6,833,173
Net Assets		$2,377,716,532

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $10,140,491 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	367	EUR	14,703,225	06/2015	—	(584,890)
mini MSCI EAFE	410	USD	38,831,100	06/2015	1,776,595
Russell 2000 Mini	225	USD	27,369,000	06/2015	—	(217,676)
S&P MID 400 EMINI	174	USD	26,039,100	06/2015	209,242	—
S&P500 EMINI FUT	999	USD	103,841,055	06/2015	1,787,025	—
TOPIX INDX FUTR	49	JPY	6,518,970	06/2015	273,338	—
US 10YR NOTE(CBT)	250	USD	32,093,750	06/2015	77,737	—
US LONG BOND(CBT)	20	USD	3,191,875	06/2015	—	(54,113)
US ULTRA BOND(CBT)	46	USD	7,567,000	06/2015	—	(172,571)
Total			260,155,075		4,123,937	(1,029,250)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $740,000 was pledged as collateral to cover open credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.045%	8,250,000	(772,729)	766,880	9,625	3,776	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,674,212	53	(755,748)	102,195	12,020,712	—	—	14,201,320
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,038,585	66	(22,852,035)	(1,186,616)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	19,426,328	1,190,627	(19,989,223)	(627,732)	—	1,190,621	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,450,351
Columbia Contrarian Core Fund, Class I Shares	156,957,016	368	(3,810,410)	1,477,669	154,624,643	—	—	198,522,076
Columbia Corporate Income Fund, Class I Shares	182,451,896	1,393,136	(191,638)	7,063	183,660,457	—	1,392,386	185,850,994
Columbia Diversified Absolute Return Fund, Class I Shares	—	40,298,154	—	—	40,298,154	—	—	40,620,536
Columbia Emerging Markets Bond Fund, Class I Shares	30,708,946	268,473	—	—	30,977,419	—	268,157	30,133,000
Columbia Emerging Markets Fund, Class I Shares	59,676,295	46	(2,446,795)	109,738	57,339,284	—	—	62,707,792
Columbia European Equity Fund, Class I Shares	104,226,262	45	(5,797,453)	1,487,170	99,916,024	—	—	112,455,310
Columbia High Yield Bond Fund, Class I Shares	22,852,644	43,994,170	(44,696)	3,275	66,805,393	—	691,253	67,891,537
Columbia Income Opportunities Fund, Class I Shares	131,034,808	1,591,553	(1,047,535)	119,466	131,698,292	—	1,591,387	137,181,325
Columbia Inflation Protected Securities Fund, Class I Shares	8,766,016	77	(4,486)	(24)	8,761,583	—	—	8,631,465
Columbia International Bond Fund, Class I Shares	21,408,707	12	(20,460,659)	(948,060)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	50,390,756	68	(4,535,480)	2,592,950	48,448,294	—	—	74,482,804
Columbia Large Core Quantitative Fund, Class I Shares	91,004,253	278	(1,927,860)	824,221	89,900,892	—	—	142,425,136
Columbia Large Growth Quantitative Fund, Class I Shares	97,761,238	140	(3,453,716)	269,582	94,577,244	—	—	99,650,701

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Value Quantitative Fund, Class I Shares	179,875,887	893	(38,795)	2,015	179,840,000	—	—	188,840,733
Columbia Mortgage Opportunities Fund, Class I Shares	20,980,286	213,201	—	—	21,193,487	—	213,092	21,301,747
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	10,313,360	73	(654,343)	386,329	10,045,419	—	—	15,833,910
Columbia Multi-Asset Income Fund, Class I Shares	—	36,006,234	—	—	36,006,234	—	83,234	36,185,355
Columbia Overseas Value Fund, Class I Shares	128,278,620	30	(8,370,676)	978,334	120,886,308	—	—	124,285,152
Columbia Pacific/Asia Fund, Class I Shares	68,275,679	6	(6,146,617)	1,662,856	63,791,924	—	—	82,405,661
Columbia Select Large Cap Equity Fund, Class I Shares	50,300,368	112	(1,056,500)	(74,657)	49,169,323	—	—	47,852,180
Columbia Select Large Cap Growth Fund, Class I Shares	68,754,909	134	(6,048,710)	1,775,667	64,482,000	—	—	89,410,670
Columbia Select Large-Cap Value Fund, Class I Shares	51,591,866	420	(19,053)	8,492	51,581,725	—	—	75,250,993
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,607,895	47	(785,658)	172,983	7,995,267	—	—	8,812,660
Columbia Short-Term Cash Fund	338,213,798	85,392,215	(158,583,142)	—	265,022,871	—	87,076	265,022,871
Columbia Small Cap Core Fund, Class I Shares	11,508,308	106	(537,388)	69,803	11,040,829	—	—	12,256,578
Columbia Small Cap Growth Fund I, Class I Shares	13,576,154	21	(1,041,191)	37,094	12,572,078	—	—	11,992,328
Columbia U.S. Government Mortgage Fund, Class I Shares	167,893,644	1,262,956	(11,750)	127	169,144,977	—	1,262,335	169,480,897
Columbia U.S. Treasury Index Fund, Class I Shares	20,028,037	68,684	(14,914)	(325)	20,081,482	—	68,541	19,941,412
Total	2,151,576,773	216,182,398	(270,626,471)	9,249,615	2,106,382,315	1,190,621	5,657,461	2,348,077,494

(b)	Non-income producing.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $0, which represents less than 0.01% of net assets.  Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-2010	172,880

(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(g)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $2,130,119,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$245,242,000
Unrealized Depreciation	(4,478,000)
Net Unrealized Appreciation	$240,764,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Mutual Funds
Equity Funds	1,347,184,684	—	—		1,347,184,684
Fixed-Income Funds	640,412,377	—	—		640,412,377
Alternative Investment Funds	95,457,562	—	—		95,457,562
Money Market Funds	265,022,871	—	—		265,022,871
Total Mutual Funds	2,348,077,494	—	—		2,348,077,494
Equity Securities
Common Stocks
Consumer Discretionary	3,183,811	—	—		3,183,811
Consumer Staples	810,535	—	0	(a)	810,535
Energy	782,137	—	—		782,137
Financials	5,523,501	—	—		5,523,501
Health Care	3,440,317	—	—		3,440,317
Industrials	3,023,676	—	—		3,023,676
Information Technology	4,199,028	—	—		4,199,028
Materials	963,069	—	—		963,069
Telecommunication Services	65,474	—	—		65,474
Utilities	814,317	—	—		814,317
Total Equity Securities	22,805,865	—	0	(a)	22,805,865
Investments in Securities	2,370,883,359	—	0	(a)	2,370,883,359
Derivatives
Assets
Futures Contracts	4,123,937	—	—		4,123,937
Swap Contracts	—	3,776	—		3,776
Liabilities
Futures Contracts	(1,029,250)	—	—		(1,029,250)
Total	2,373,978,046	3,776	0	(a)	2,373,981,822

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.0%

INTERNATIONAL 7.9%

Columbia European Equity Fund, Class I Shares (a)	3,028,315	$21,955,281
Columbia Overseas Value Fund, Class I Shares (a)	3,221,407	28,896,022
Columbia Pacific/Asia Fund, Class I Shares (a)	351,196	3,599,763
Total		54,451,066
U.S. LARGE CAP 20.5%
Columbia Contrarian Core Fund, Class I Shares (a)	1,438,599	31,908,136
Columbia Large Cap Growth Fund, Class I Shares (a)	452,108	16,705,383
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,831,188	28,113,698
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,494,283	23,171,885
Columbia Large Value Quantitative Fund, Class I Shares (a)	4,195,848	40,573,845
Total		140,472,947

U.S. SMALL CAP 1.6%

Columbia Small Cap Core Fund, Class I Shares (a)	602,818	11,326,954
Total Equity Funds (Cost: $175,805,592)		$206,250,967

Fixed-Income Funds 54.5%

EMERGING MARKETS 2.1%

Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,320,371	14,576,901

HIGH YIELD 4.8%

Columbia Income Opportunities Fund, Class I Shares (a)	3,249,234	32,947,231

INFLATION PROTECTED SECURITIES 2.3%

Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	154,697	1,563,985
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,549,328	14,160,854
Total		15,724,839

INVESTMENT GRADE 45.3%

Columbia Corporate Income Fund, Class I Shares (a)	13,693,517	139,399,999
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,760,888	46,894,751
Columbia Mortgage Opportunities Fund, Class I Shares (a)	1,053,787	10,590,560

	Shares	Value

Fixed-Income Funds (continued)

INVESTMENT GRADE (CONTINUED)

Columbia U.S. Government Mortgage Fund, Class I Shares (a)	18,516,353	$102,950,922
Columbia U.S. Treasury Index Fund, Class I Shares (a)	962,023	10,851,621
Total		310,687,853

Total Fixed-Income Funds (Cost: $372,566,264)		$373,936,824

Alternative Investment Funds 5.3%

Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	228,192	2,722,336
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,450,351
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	1,475,419	14,872,226
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,385,869	13,927,982

Total Alternative Investment Funds (Cost: $35,418,367)		$35,972,895

Issuer	Shares	Value

Common Stocks 0.6%

CONSUMER DISCRETIONARY 0.1%

Auto Components —%

Cooper Tire & Rubber Co.	950	40,365
Dana Holding Corp.	1,800	38,826
Gentherm, Inc. (b)	250	13,183
Total		92,374

Diversified Consumer Services —%

Capella Education Co.	450	24,313

Hotels, Restaurants & Leisure 0.1%

Cracker Barrel Old Country Store, Inc.	270	35,770
DineEquity, Inc.	375	36,161
Jack in the Box, Inc.	500	43,385
Marriott Vacations Worldwide Corp.	500	41,105
Total		156,421

Household Durables —%

Helen of Troy Ltd. (b)	375	32,854

Internet & Catalog Retail —%

1-800-Flowers.com, Inc., Class A (b)	2,500	26,425
Lands’ End, Inc. (b)	1,050	30,849
Overstock.com, Inc. (b)	1,400	30,058
Total		87,332

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Leisure Products —%

Brunswick Corp.	250	$12,510

Media —%

Eros International PLC (b)	1,900	33,611

Specialty Retail —%

Buckle, Inc. (The)	400	17,920
Build-A-Bear Workshop, Inc. (b)	900	16,587
Cato Corp. (The), Class A	850	33,439
Hibbett Sports, Inc. (b)	350	16,380
Outerwall, Inc.	525	34,876
Total		119,202

Textiles, Apparel & Luxury Goods —%

Skechers U.S.A., Inc., Class A (b)	125	11,240
Vera Bradley, Inc. (b)	1,200	17,088
Total		28,328
TOTAL CONSUMER DISCRETIONARY		586,945

CONSUMER STAPLES —%

Food & Staples Retailing —%

Ingles Markets, Inc., Class A	350	14,651
SUPERVALU, Inc. (b)	700	6,153
Total		20,804

Food Products —%

Cal-Maine Foods, Inc.	950	42,474
Sanderson Farms, Inc.	450	33,804
Seaboard Corp. (b)	4	14,400
Total		90,678

Personal Products —%

Usana Health Sciences, Inc. (b)	325	36,966
TOTAL CONSUMER STAPLES		148,448

ENERGY —%

Energy Equipment & Services —%

Newpark Resources, Inc. (b)	2,000	20,520
Pioneer Energy Services Corp. (b)	1,200	8,940
Total		29,460

Oil, Gas & Consumable Fuels —%

Hallador Energy Co.	400	4,596
Jones Energy, Inc., Class A (b)	700	7,182
Pacific Ethanol, Inc. (b)	3,050	36,478

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

REX American Resources Corp. (b)	500	$31,610
Westmoreland Coal Co. (b)	1,200	34,104
Total		113,970
TOTAL ENERGY		143,430

FINANCIALS 0.2%

Banks 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	1,050	33,358
Customers Bancorp, Inc. (b)	1,600	40,336
First BanCorp (b)	5,200	31,252
First NBC Bank Holding Co. (b)	1,000	35,180
Great Southern Bancorp, Inc.	450	17,739
International Bancshares Corp.	600	15,588
OFG Bancorp	1,800	25,362
Total		198,815

Capital Markets —%

Arlington Asset Investment Corp., Class A	700	15,176
BGC Partners, Inc., Class A	3,600	36,126
Piper Jaffray Companies (b)	150	7,568
Total		58,870

Consumer Finance —%

Credit Acceptance Corp. (b)	160	37,792
Nelnet, Inc., Class A	750	33,578
Springleaf Holdings, Inc. (b)	150	7,500
Total		78,870

Insurance —%

Amtrust Financial Services, Inc.	675	40,142
Enstar Group Ltd. (b)	250	35,510
Fidelity & Guaranty Life	400	8,952
Heritage Insurance Holdings, Inc. (b)	700	14,035
Maiden Holdings Ltd.	2,500	36,325
Total		134,964

Real Estate Investment Trusts (REITs) 0.1%

AG Mortgage Investment Trust, Inc.	1,700	32,674
Apollo Residential Mortgage, Inc.	600	9,516
Chesapeake Lodging Trust	1,100	34,925
Coresite Realty Corp.	600	28,848
CyrusOne, Inc.	1,250	40,600
CYS Investments, Inc.	2,000	17,840
DuPont Fabros Technology, Inc.	1,100	34,265
Geo Group, Inc. (The)	900	35,100
LaSalle Hotel Properties	1,000	36,690

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Pebblebrook Hotel Trust	900	$38,646
RLJ Lodging Trust	950	28,186
Strategic Hotels & Resorts, Inc. (b)	3,200	37,440
Summit Hotel Properties, Inc.	2,500	32,925
Total		407,655

Thrifts & Mortgage Finance —%

Federal Agricultural Mortgage Corp., Class C	1,050	33,012
Ladder Capital Corp., Class A	1,400	24,556
Radian Group, Inc.	2,400	42,864
United Community Financial Corp.	5,300	28,567
Total		128,999
TOTAL FINANCIALS		1,008,173

HEALTH CARE 0.1%

Biotechnology 0.1%

Achillion Pharmaceuticals, Inc. (b)	1,200	10,500
Arrowhead Research Corp. (b)	1,900	13,110
Bluebird Bio, Inc. (b)	210	27,970
Celldex Therapeutics, Inc. (b)	700	16,800
Clovis Oncology, Inc. (b)	275	22,099
Curis, Inc. (b)	2,600	6,682
Dyax Corp. (b)	600	14,346
Dynavax Technologies Corp. (b)	300	6,034
Isis Pharmaceuticals, Inc. (b)	325	18,434
Keryx Biopharmaceuticals, Inc. (b)	600	6,396
Merrimack Pharmaceuticals, Inc. (b)	670	7,437
NewLink Genetics Corp. (b)	100	4,460
Novavax, Inc. (b)	3,200	24,736
PTC Therapeutics, Inc. (b)	125	7,344
Puma Biotechnology, Inc. (b)	60	10,835
Receptos, Inc. (b)	140	20,628
Regulus Therapeutics, Inc. (b)	900	11,295
Spark Therapeutics, Inc. (b)	75	4,295
TESARO, Inc. (b)	425	23,150
Total		256,551

Health Care Equipment & Supplies —%

Analogic Corp.	250	21,125
ExacTech, Inc. (b)	1,400	30,590
Greatbatch, Inc. (b)	675	36,396
Merit Medical Systems, Inc. (b)	500	9,705
Orthofix International NV (b)	750	24,232
Total		122,048

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services —%

Five Star Quality Care, Inc. (b)	1,500	$6,375
Magellan Health, Inc. (b)	525	33,233
Molina Healthcare, Inc. (b)	650	38,499
Triple-S Management Corp., Class B (b)	1,500	28,080
Total		106,187

Life Sciences Tools & Services —%

Affymetrix, Inc. (b)	2,700	32,751
INC Research Holdings, Inc. Class A (b)	1,000	33,540
PAREXEL International Corp. (b)	625	39,734
Total		106,025

Pharmaceuticals —%

Lannett Co., Inc. (b)	525	30,188
Pernix Therapeutics Holdings, Inc. (b)	1,700	10,846
Total		41,034
TOTAL HEALTH CARE		631,845

INDUSTRIALS 0.1%

Aerospace & Defense 0.1%

Cubic Corp.	700	34,706
Curtiss-Wright Corp.	550	40,183
Engility Holdings, Inc.	800	22,296
Moog, Inc., Class A (b)	525	36,687
Teledyne Technologies, Inc. (b)	175	18,370
Total		152,242

Air Freight & Logistics —%

Air Transport Services Group, Inc. (b)	2,200	20,504

Commercial Services & Supplies —%

Deluxe Corp.	650	42,088
Ennis, Inc.	400	6,152
Quad/Graphics, Inc.	1,500	32,310
Total		80,550

Construction & Engineering —%

Argan, Inc.	900	29,079
EMCOR Group, Inc.	800	35,704
Total		64,783

Electrical Equipment —%

EnerSys	150	10,185

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery —%

Blount International, Inc. (b)	300	$3,978
Douglas Dynamics, Inc.	600	13,050
Kadant, Inc.	650	33,124
LB Foster Co., Class A	750	32,047
Meritor, Inc. (b)	1,000	13,120
Wabash National Corp. (b)	600	8,412
Total		103,731

Marine —%

Matson, Inc.	1,000	40,500

Professional Services —%

CRA International, Inc. (b)	250	7,300
RPX Corp. (b)	2,100	32,676
VSE Corp.	100	7,114
Total		47,090

Road & Rail —%

ArcBest Corp.	900	32,130
TOTAL INDUSTRIALS		551,715

INFORMATION TECHNOLOGY 0.1%

Communications Equipment —%

Black Box Corp.	200	3,980
Polycom, Inc. (b)	2,600	33,930
Total		37,910

Electronic Equipment, Instruments & Components —%

Benchmark Electronics, Inc. (b)	1,200	28,236
Checkpoint Systems, Inc.	3,000	31,080
Insight Enterprises, Inc. (b)	1,200	34,344
Littelfuse, Inc.	175	17,148
Methode Electronics, Inc.	800	33,968
Sanmina Corp. (b)	1,600	32,528
Total		177,304

Internet Software & Services —%

Cimpress NV (b)	50	4,197
LogMeIn, Inc. (b)	700	44,926
Total		49,123

IT Services —%

Blackhawk Network Holdings, Inc. (b)	100	3,677
MAXIMUS, Inc.	725	46,407
NeuStar, Inc., Class A (b)	900	27,000
Science Applications International Corp.	700	35,070

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)

Syntel, Inc. (b)	750	$33,765
Total		145,919

Semiconductors & Semiconductor Equipment —%

Alpha & Omega Semiconductor Ltd. (b)	1,800	14,742
Amkor Technology, Inc. (b)	4,100	28,823
Cohu, Inc.	1,600	16,752
Diodes, Inc. (b)	1,200	32,064
IXYS Corp.	2,700	30,537
Microsemi Corp. (b)	650	21,684
Total		144,602

Software 0.1%

Aspen Technology, Inc. (b)	1,050	46,609
AVG Technologies NV (b)	1,700	40,664
Fair Isaac Corp.	175	15,481
Netscout Systems, Inc. (b)	350	14,385
Pegasystems, Inc.	1,400	30,156
Progress Software Corp. (b)	1,300	34,320
SS&C Technologies Holdings, Inc.	500	30,085
Total		211,700
TOTAL INFORMATION TECHNOLOGY		766,558

MATERIALS —%

Chemicals —%

Chemtura Corp. (b)	925	27,870
PolyOne Corp.	1,000	39,050
Total		66,920

Construction Materials —%

United States Lime & Minerals, Inc.	275	18,150

Containers & Packaging —%

Graphic Packaging Holding Co.	500	7,050

Metals & Mining —%

Century Aluminum Co. (b)	1,000	12,890
Materion Corp.	900	35,991
Total		48,881

Paper & Forest Products —%

Clearwater Paper Corp. (b)	550	35,184
TOTAL MATERIALS		176,185

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	350	$12,061
TOTAL TELECOMMUNICATION SERVICES		12,061
UTILITIES —%
Electric Utilities —%
IDACORP, Inc.	300	18,099
Portland General Electric Co.	1,050	36,918
Total		55,017
Gas Utilities —%
Chesapeake Utilities Corp.	300	14,334
New Jersey Resources Corp.	1,250	38,137
Southwest Gas Corp.	625	34,375
Total		86,846

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
SJW Corp.	250	$7,313
TOTAL UTILITIES		149,176
Total Common Stocks (Cost: $4,313,197)		$4,174,536

	Shares	Value

Money Market Funds 9.4%
Columbia Short-Term Cash Fund, 0.111% (a)(c)	64,657,434	$64,657,434
Total Money Market Funds (Cost: $64,657,434)		$64,657,434
Total Investments
(Cost: $652,760,854) (d)		$684,992,656(e)
Other Assets & Liabilities, Net		1,649,760
Net Assets		$686,642,416

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $2,173,914 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	140	EUR	5,608,860	06/2015	—	(223,119)
mini MSCI EAFE	68	USD	6,440,280	06/2015	298,206	—
S&P MID 400 EMINI	20	USD	2,993,000	06/2015	24,051	—
S&P500 EMINI FUT	137	USD	14,240,465	06/2015	251,743	—
SPI 200 FUTURES	28	AUD	3,189,062	06/2015	—	(41,002)
TOPIX INDX FUTR	60	JPY	7,982,412	06/2015	334,700	—
US 10YR NOTE(CBT)	139	USD	17,844,125	06/2015	43,222	—
US 5YR NOTE(CBT)	15	USD	1,801,992	06/2015	9,703	—
US LONG BOND(CBT)	23	USD	3,670,656	06/2015	—	(62,230)
US ULTRA BOND(CBT)	25	USD	4,112,500	06/2015	—	(93,789)
Total			67,883,352		961,625	(420,140)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $300,000 was pledged as collateral to cover open credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.045%	3,250,000	(304,409)	302,105	3,792	1,488	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,405,924	15,124	(134,601)	17,647	2,304,094	—	—	2,722,336
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,047,318	11,523	(10,502,334)	(556,507)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	15,378,197	983,780	(15,851,989)	(509,988)	—	941,817	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,450,351
Columbia Contrarian Core Fund, Class I Shares	23,146,263	37,006	(1,024,088)	414,812	22,573,993	—	—	31,908,136
Columbia Corporate Income Fund, Class I Shares	137,668,717	1,307,974	(1,085,756)	27,522	137,918,457	—	1,046,501	139,399,999
Columbia Diversified Absolute Return Fund, Class I Shares	—	14,848,173	(94,346)	1,406	14,755,233	—	—	14,872,226
Columbia Emerging Markets Bond Fund, Class I Shares	19,005,223	248,027	(4,024,298)	(164,035)	15,064,917	—	146,643	14,576,901
Columbia European Equity Fund, Class I Shares	21,306,614	70,007	(1,641,457)	329,856	20,065,020	—	—	21,955,281
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,525,553	27,268	(5,187)	57	1,547,691	—	17,726	1,563,985
Columbia Income Opportunities Fund, Class I Shares	28,438,560	3,957,498	(692,908)	26,686	31,729,836	—	380,652	32,947,231
Columbia Inflation Protected Securities Fund, Class I Shares	15,451,697	87,469	(61,803)	(6,771)	15,470,592	—	—	14,160,854
Columbia International Bond Fund, Class I Shares	3,676,343	—	(3,513,004)	(163,339)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	12,692,142	18,821	(1,311,059)	562,107	11,962,011	—	—	16,705,383
Columbia Large Core Quantitative Fund, Class I Shares	20,558,502	34,083	(760,297)	313,897	20,146,185	—	—	28,113,698
Columbia Large Growth Quantitative Fund, Class I Shares	22,245,816	30,181	(1,456,934)	285,704	21,104,767	—	—	23,171,885
Columbia Large Value Quantitative Fund, Class I Shares	38,613,588	93,885	(275,582)	13,058	38,444,949	—	—	40,573,845
Columbia Limited Duration Credit Fund, Class I Shares	46,438,690	355,402	(424,983)	12,813	46,381,922	—	273,121	46,894,751
Columbia Mortgage Opportunities Fund, Class I Shares	—	10,603,623	(34,999)	(264)	10,568,360	—	69,907	10,590,560
Columbia Multi-Asset Income Fund, Class I Shares	—	13,859,037	—	—	13,859,037	—	32,037	13,927,982
Columbia Overseas Value Fund, Class I Shares	30,566,410	45,969	(2,596,794)	16,309	28,031,894	—	—	28,896,022
Columbia Pacific/Asia Fund, Class I Shares	3,791,988	32,894	(810,976)	107,300	3,121,206	—	—	3,599,763
Columbia Short-Term Cash Fund	81,183,164	31,928,900	(48,454,630)	—	64,657,434	—	19,373	64,657,434
Columbia Small Cap Core Fund, Class I Shares	10,656,827	26,761	(375,058)	47,039	10,355,569	—	—	11,326,954
Columbia U.S. Government Mortgage Fund, Class I Shares	102,602,529	965,909	(906,555)	(16)	102,661,867	—	768,551	102,950,922

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	11,194,137	87,597	(57,099)	(2,012)	11,222,623	—	37,301	10,851,621
Total	659,594,202	84,176,911	(96,096,737)	773,281	648,447,657	941,817	2,791,812	680,818,120

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $652,761,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,756,000
Unrealized Depreciation	(2,524,000)
Net Unrealized Appreciation	$32,232,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	206,250,967	—	—	206,250,967
Fixed-Income Funds	373,936,824	—	—	373,936,824
Alternative Investment Funds	35,972,895	—	—	35,972,895
Money Market Funds	64,657,434	—	—	64,657,434
Total Mutual Funds	680,818,120	—	—	680,818,120
Equity Securities
Common Stocks
Consumer Discretionary	586,945	—	—	586,945
Consumer Staples	148,448	—	—	148,448
Energy	143,430	—	—	143,430
Financials	1,008,173	—	—	1,008,173
Health Care	631,845	—	—	631,845
Industrials	551,715	—	—	551,715
Information Technology	766,558	—	—	766,558
Materials	176,185	—	—	176,185
Telecommunication Services	12,061	—	—	12,061
Utilities	149,176	—	—	149,176
Total Equity Securities	4,174,536	—	—	4,174,536
Investments in Securities	684,992,656	—	—	684,992,656
Derivatives
Assets
Futures Contracts	961,625	—	—	961,625
Swap Contracts	—	1,488	—	1,488
Liabilities
Futures Contracts	(420,140)	—	—	(420,140)
Total	685,534,141	1,488	—	685,535,629

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Strategic Equity Fund (formerly Columbia LifeGoal® Growth Portfolio)

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 87.5%
DIVIDEND INCOME 27.1%
Columbia Dividend Income Fund, Class I Shares (a)	5,234,545	$99,089,942
Columbia Dividend Opportunity Fund, Class I Shares (a)	6,885,469	66,307,070
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,127,821	58,052,349
Total		223,449,361
INTERNATIONAL 11.4%
Columbia Emerging Markets Fund, Class I Shares (a)	3,802,065	41,100,325
Columbia Global Infrastructure Fund, Class I Shares (a)	2,136,232	36,080,955
Columbia Pacific/Asia Fund, Class I Shares (a)	1,603,180	16,432,596
Total		93,613,876
REAL ESTATE 3.7%
Columbia Real Estate Equity Fund, Class I Shares (a)	1,934,634	30,218,987
U.S. LARGE CAP 34.6%
Columbia Contrarian Core Fund, Class I Shares (a)	3,346,993	74,236,302
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)(b)	1,800,550	34,930,678
Columbia Large Cap Growth Fund, Class I Shares (a)	663,098	24,501,463
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,660,518	16,488,943
Columbia Large Growth Quantitative Fund, Class I Shares (a)	3,956,696	36,757,706
Columbia Select Large Cap Equity Fund, Class I Shares (a)	1,937,900	24,708,221
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,790,652	73,121,689
Total		284,745,002

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 5.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,575,114	$48,986,036
U.S. SMALL CAP 4.8%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,432,250	39,902,469
Total Equity Funds (Cost: $633,545,721)		$720,915,731

Fixed-Income Funds 6.6%
CONVERTIBLE 6.6%
Columbia Convertible Securities Fund, Class I Shares (a)	2,758,070	54,030,585
Total Fixed-Income Funds (Cost: $39,333,983)		$54,030,585

Alternative Investment Funds 5.9%
Columbia Flexible Capital Income Fund, Class I Shares (a)	3,930,004	48,889,249
Total Alternative Investment Funds (Cost: $42,819,328)		$48,889,249
Total Investments (Cost: $715,699,032) (c)		$823,835,565(d)
Other Assets & Liabilities, Net		(272,739)
Net Assets		$823,562,826

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	58,147,811	—	(2,590,481)	1,450,095	57,007,425	—	74,236,302
Columbia Convertible Securities Fund, Class I Shares	40,390,970	414,844	(2,065,080)	593,249	39,333,983	414,699	54,030,585
Columbia Dividend Income Fund, Class I Shares	71,248,036	671,581	(559,930)	151,375	71,511,062	671,569	99,089,942
Columbia Dividend Opportunity Fund, Class I Shares	56,281,445	578,604	(351,224)	84,233	56,593,058	578,100	66,307,070
Columbia Emerging Markets Fund, Class I Shares	37,956,119	18,030	—	—	37,974,149	—	41,100,325
Columbia Flexible Capital Income Fund, Class I Shares	43,272,274	449,855	(1,038,162)	135,361	42,819,328	449,817	48,889,249
Columbia Global Dividend Opportunity Fund, Class I Shares	60,079,324	508,896	(306,618)	(18,658)	60,262,944	506,022	58,052,349

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Global Energy and Natural Resources Fund, Class I Shares	37,672,603	37,868	—	—	37,710,471	—	34,930,678
Columbia Global Infrastructure Fund, Class I Shares	41,606,420	—	—	—	41,606,420	—	36,080,955
Columbia Large Cap Growth Fund, Class I Shares	18,786,735	—	(1,752,100)	510,817	17,545,452	—	24,501,463
Columbia Large Core Quantitative Fund, Class I Shares	10,013,902	—	(448,641)	189,371	9,754,632	—	16,488,943
Columbia Large Growth Quantitative Fund, Class I Shares	34,931,708	—	(1,688,576)	117,761	33,360,893	—	36,757,706
Columbia Mid Cap Growth Fund, Class I Shares	50,713,121	—	(3,575,063)	605,434	47,743,492	—	48,986,036
Columbia Pacific/Asia Fund, Class I Shares	12,792,594	5,390	(312,017)	78,920	12,564,887	—	16,432,596
Columbia Real Estate Equity Fund, Class I Shares	26,170,810	150,924	—	—	26,321,734	150,924	30,218,987
Columbia Select Large Cap Equity Fund, Class I Shares	26,594,087	—	(951,544)	(84,378)	25,558,165	—	24,708,221
Columbia Select Large Cap Growth Fund, Class I Shares	56,635,538	—	(6,065,336)	1,533,109	52,103,311	—	73,121,689
Columbia Small Cap Growth Fund I, Class I Shares	47,276,556	12,452	(1,322,441)	(38,941)	45,927,626	—	39,902,469
Total	730,570,053	2,848,444	(23,027,213)	5,307,748	715,699,032	2,771,131	823,835,565

(b)	Non-income producing.
(c)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $715,699,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$125,528,000
Unrealized Depreciation	(17,391,000)
Net Unrealized Appreciation	$108,137,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	720,915,731	—	—	720,915,731
Fixed-Income Funds	54,030,585	—	—	54,030,585
Alternative Investment Funds	48,889,249	—	—	48,889,249
Total Mutual Funds	823,835,565	—	—	823,835,565
Total	823,835,565	—	—	823,835,565

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015